Financial Instruments Risks - Sensitivity of the Financial Margin SFM (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Of The Financial Margin Given A Variation Of 100 Basis Points In Projected Margin [Abstract]
Closing	0.97%	1.00%
Minimum	0.72%	0.56%
Maximum	1.22%	1.00%
Average	0.95%	0.82%